Intangible Assets (Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 2,930	$ 2,934
Accumulated amortization	(2,350)	(2,190)
Present Value Of Future Profits
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,972	2,075
Accumulated amortization	(1,807)	(1,733)
Capitalized Software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	617	560
Accumulated amortization	(426)	(364)
Deferred Sles Inducements To Contractholders
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	151	143
Accumulated amortization	(70)	(48)
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	190	156
Accumulated amortization	$ (47)	$ (45)